Share-Based Payments - Incentive Programs (Details)	12 Months Ended
	Dec. 31, 2021 SEK (kr) EquityInstruments item $ / shares shares	Dec. 31, 2020 SEK (kr) EquityInstruments $ / shares	Dec. 31, 2019 SEK (kr) EquityInstruments $ / shares shares	Dec. 31, 2018 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant programs | item	2
Number of shares holder receives when warrant is exercised | kr	1
Accumulated number of outstanding	1,279,086		2,575,586
Number Of Securities Called By Share Options | shares	2,289,000
Allotted Warrants, end of year	1,279,086		2,575,586
Weighted-Average Exercise Price, beginning of year | $ / shares		$ 58
Weighted-Average Exercise Price, end of year | $ / shares			$ 58
Warrants Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued | shares				856,586
Subscription price per share | $ / shares				$ 74.30
Warrants Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued | shares			422,500
Subscription price per share | $ / shares			$ 74.50
Weighted average fair value at measurement date granted | kr	kr 74,000	$ 74,000	$ 58,000
Accumulated number of outstanding	1,279,086	1,279,086
Exercised during the period		1,296,500
Allotted Warrants, end of year	1,279,086	1,279,086
Weighted-Average Exercise Price, beginning of year | $ / shares	kr 74
Weighted-Average Exercise Price, exercised during the period | $ / shares		$ 42
Weighted-Average Exercise Price, end of year | $ / shares	kr 74	$ 74
Warrants of Warrant Program 2017/2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares into which each warrant may be converted | shares	250
Number of instruments granted		5,186
Accumulated number of outstanding			1,296,500
Allotted Warrants, end of year			1,296,500
Weighted-Average Exercise Price, end of year | $ / shares	kr 42.36
Registration of the issue of shares | shares	1,296,500
Board LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	51,399
Allotted Warrants, end of year	51,399
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date granted | kr	kr 33.97
Accumulated number of outstanding	31,371	31,371
Allotted Warrants, end of year	31,371	31,371
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date granted | kr	kr 62.34
Accumulated number of outstanding	26,968
Allotted Warrants, end of year	26,968
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of weighted average share price	115.00%